UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: February 19, 2015 to March 17, 2015

Commission File Number of issuing entity: 333-172366-11

WFRBS Commercial Mortgage Trust 2013-C18

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172366

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, N.A.
NCB, FSB
UBS Real Estate Securities Inc.
C-III Commercial Mortgage LLC
Basis Real Estate Capital II, LLC
Liberty Island Group I LLC
The Royal Bank of Scotland plc
RBS Financial Products Inc.

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918787

38-3918788

38-3918789

38-7103156

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
PEX			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On March 17, 2015 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 19, 2015 to March 17, 2015, and there is no repurchase activity to report for that period.

The Depositor filed its most recent Form ABS-15G on February 13, 2015. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Form ABS-15G on February 13, 2015. The Central Index Key number for Wells Fargo is 0000740906.

NCB, FSB (“NCB”), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The Central Index Key number for NCB is0001577313.

UBS Real Estate Securities Inc. (“UBS”), one of the sponsors, most recently filed a Form ABS-15G on February 4, 2015. The Central Index Key number for UBS is 0001541886

C-III Commercial Mortgage LLC (“C-III”), one of the sponsors, most recently filed a Form ABS-15G on January 16, 2015. The Central Index Key number for C-III is 0001541214.

Basis Real Estate Capital II, LLC (“Basis”), one of the sponsors, most recently filed a Form ABS-15G on February 12, 2015. The Central Index Key number for Basis is 0001542105.

Liberty Island Group I LLC (“LIG I”), one of the sponsors, most recently filed a Form ABS-15G on February 12, 2015. The Central Index Key number for LIG I is 0001555501.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Form ABS-15G on February 10, 2015. The Central Index Key number for RBS plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The Central Index Key number for RBSFP is 0001541615.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Garden State Plaza mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $95,670,161.00, a figure for the period of January 1, 2014 through December 31, 2014.

The AmericasMart mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $14,329,976.00, a figure for the period of September 1, 2014 through November 30, 2014.

The Outlet Collection|Jersey Gardens mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $42,048,087.00, a figure for the period January 1, 2014 through December 31, 2014.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C18, relating to the March 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: March 30, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C18, relating to the March 17, 2015 distribution.